INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3	-	INVENTORIES

	December 31,
	2022	2021

Raw materials	24	32
Finished goods	23	42
	47	74

The company recorded inventory write-offs during the years that ended on December 31, 2022 and 2021 were $9 thousands, and $0 respectively.